Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2021
Registrant Name	dei_EntityRegistrantName	Leuthold Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001000351
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 21, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Leuthold Funds, Inc.

Leuthold Core Investment Fund Retail Class Shares LCORX Institutional Class Shares LCRIX	Leuthold Select Industries Fund LSLTX
Leuthold Global Fund Retail Class Shares GLBLX Institutional Class Shares GLBIX	Grizzly Short Fund GRZZX
Leuthold Core ETF LCR Listed on NYSE Arca, Inc.

Supplement dated October 21, 2021

to the Prospectus dated January 31, 2021

Change in Portfolio Manager of Leuthold Core Investment Fund

References to Jun Zhu as a portfolio manager of the Leuthold Core Investment Fund are hereby deleted and replaced by references to Scott D. Opsal as a portfolio manager of the Leuthold Core Investment Fund, as provided below:

Portfolio Managers

Douglas R. Ramsey, CFA, Chun Wang, CFA, Greg M. Swenson, CFA, and Scott D. Opsal, CFA, are the portfolio managers of the Fund. Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2005. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2009. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006. Mr. Opsal is a portfolio manager of the Adviser and has been Director of Research and Equities for The Leuthold Group since 2016.

Fund	PMs
Leuthold Core
Investment Fund	Douglas R. Ramsey, CFA
Chun Wang, CFA
Greg M. Swenson, CFA
Scott D. Opsal, CFA

Other Items

References to the Morningstar Tactical Allocation Index in the Average Annual Total Returns table for the Leuthold Core Investment Fund are hereby corrected to reference the Morningstar Tactical Allocation Category Average, as provided below:

Average Annual Total Returns

(for the periods ended December 31, 2020)

	Past Year	Past Five Years	Past Ten Years
Leuthold Core Investment Fund (Retail – LCORX)
Return Before Taxes	10.09%	6.87%	6.24%
Return After Taxes on Distributions	10.02%	6.09%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares	6.01%	5.30%	4.74%
Leuthold Core Investment Fund (Institutional – LCRIX)
Return Before Taxes	10.17%	6.98%	6.35%
S&P 500® Index	18.40%	15.22%	13.88%
Morningstar Tactical Allocation Category Average	9.04%	6.57%	4.34%
Bloomberg Barclays Global Aggregate Index	9.20%	4.79%	2.83%

We use the Morningstar Tactical Allocation Category Average and Bloomberg Barclays Global Aggregate Index because those benchmarks compare the Fund’s performance with the returns of peer groups reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Reference to the Russell 600® Index in the footnote to the Average Annual Total Returns table for the Leuthold Select Fund is hereby corrected to reference the S&P 600® Index, as provided below:

Average Annual Total Returns

(for the periods ended December 31, 2020)

	Past Year	Past Five Years	Past Ten Years
Leuthold Select Industries Fund (LSLTX)
Return before taxes	16.97%	10.82%	11.10%
Return after taxes on distributions	14.75%	9.51%	10.40%
Return after taxes on distributions and sale of Fund shares	10.93%	8.31%	9.07%
S&P 600® Index	11.29%	12.37%	11.92%
S&P 500® Index	18.40%	15.22%	13.88%

We use the S&P 600® Index because this index compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

 The placement of the reference to the S&P 500® Index in the Average Annual Total Returns table for the Grizzly Short Fund is hereby corrected to come before the S&P MidCap 400® Index, as provided below:

Average Annual Total Returns

(for the periods ended December 31, 2020)

	Past Year	Past Five Years	Past Ten Years
Grizzly Short Fund (GRZZX)
Return before taxes	-41.33%	-22.17%	-17.30%
Return after taxes on distributions	-41.33%	-22.24%	-17.33%
Return after taxes on distributions and sale of Fund shares	-24.46%	-14.55%	-9.91%
S&P 500® Index	18.40%	15.22%	13.88%
S&P MidCap 400® Index	13.66%	12.35%	11.51%

We use the S&P MidCap 400® Index because this index compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

If you have any questions, please call the Leuthold Funds at 1-800-273-6886 (toll free).

***

The date of this Supplement is October 21, 2021.

Please retain this Supplement for future reference.

LEUTHOLD CORE INVESTMENT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

References to the Morningstar Tactical Allocation Index in the Average Annual Total Returns table for the Leuthold Core Investment Fund are hereby corrected to reference the Morningstar Tactical Allocation Category Average, as provided below:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

We use the Morningstar Tactical Allocation Category Average and Bloomberg Barclays Global Aggregate Index because those benchmarks compare the Fund’s performance with the returns of peer groups reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND-Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCORX
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	6.87%
10 Years	rr_AverageAnnualReturnYear10	6.24%
LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND-Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.20%
LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	4.74%
LEUTHOLD CORE INVESTMENT FUND | Leuthold Core Investment Fund-Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCRIX
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	6.35%
LEUTHOLD CORE INVESTMENT FUND | Leuthold Core Investment Fund-Institutional Class | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
LEUTHOLD CORE INVESTMENT FUND | Leuthold Core Investment Fund-Institutional Class | Morningstar Tactical Allocation Category Average
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.04%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	4.34%
LEUTHOLD CORE INVESTMENT FUND | Leuthold Core Investment Fund-Institutional Class | Bloomberg Barclays Global Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	2.83%
LEUTHOLD SELECT INDUSTRIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Reference to the Russell 600® Index in the footnote to the Average Annual Total Returns table for the Leuthold Select Fund is hereby corrected to reference the S&P 600® Index, as provided below:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

We use the S&P 600® Index because this index compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

LEUTHOLD SELECT INDUSTRIES FUND | No Load
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LSLTX
1 Year	rr_AverageAnnualReturnYear01	16.97%
5 Years	rr_AverageAnnualReturnYear05	10.82%
10 Years	rr_AverageAnnualReturnYear10	11.10%
LEUTHOLD SELECT INDUSTRIES FUND | No Load | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	9.51%
10 Years	rr_AverageAnnualReturnYear10	10.40%
LEUTHOLD SELECT INDUSTRIES FUND | No Load | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05	8.31%
10 Years	rr_AverageAnnualReturnYear10	9.07%
LEUTHOLD SELECT INDUSTRIES FUND | No Load | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
LEUTHOLD SELECT INDUSTRIES FUND | No Load | S&P 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	12.37%
10 Years	rr_AverageAnnualReturnYear10	11.92%
Leuthold Global Fund | Leuthold Global Fund (Retail)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLBLX
Leuthold Global Fund | Leuthold Global Fund (Institutional)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLBIX
GRIZZLY SHORT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The placement of the reference to the S&P 500® Index in the Average Annual Total Returns table for the Grizzly Short Fund is hereby corrected to come before the S&P MidCap 400® Index, as provided below:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

We use the S&P MidCap 400® Index because this index compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

GRIZZLY SHORT FUND | No Load
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRZZX
1 Year	rr_AverageAnnualReturnYear01	(41.33%)
5 Years	rr_AverageAnnualReturnYear05	(22.17%)
10 Years	rr_AverageAnnualReturnYear10	(17.30%)
GRIZZLY SHORT FUND | No Load | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(41.33%)
5 Years	rr_AverageAnnualReturnYear05	(22.24%)
10 Years	rr_AverageAnnualReturnYear10	(17.33%)
GRIZZLY SHORT FUND | No Load | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(24.46%)
5 Years	rr_AverageAnnualReturnYear05	(14.55%)
10 Years	rr_AverageAnnualReturnYear10	(9.91%)
GRIZZLY SHORT FUND | No Load | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
GRIZZLY SHORT FUND | No Load | S&P MidCap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	11.51%
Leuthold Core ETF | Leuthold Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCR